Credit Risk - Summary of Other Segments by Forbearance Applied (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Forbearance [line items]
- Term extension	£ 256	£ 241
- Interest-only	502	582
- Other payment rescheduling	587	652
Loans forbearance	1,345	1,475
Corporate and commercial banking [member]
Disclosure Of Forbearance [line items]
- Term extension	67	136
- Interest-only	112	152
- Other payment rescheduling	163	127
Loans forbearance	£ 342	£ 415
Proportion of portfolio	1.50%	1.70%
Corporate and commercial banking [member] | Non-performing loans by forbearance [member]
Disclosure Of Forbearance [line items]
Loans forbearance		£ 273
Corporate and commercial banking [member] | Performing [member]
Disclosure Of Forbearance [line items]
Loans forbearance		142
Corporate and commercial banking [member] | Stage 1 [member]
Disclosure Of Forbearance [line items]
Loans forbearance	£ 43
Corporate and commercial banking [member] | Stage 2 [member]
Disclosure Of Forbearance [line items]
Loans forbearance	78
Corporate and commercial banking [member] | Stage 3 [member]
Disclosure Of Forbearance [line items]
Loans forbearance	221
Corporate and investment banking [member]
Disclosure Of Forbearance [line items]
- Term extension	42	55
- Other payment rescheduling	26	299
Loans forbearance	£ 68	£ 354
Proportion of portfolio	0.30%	1.10%
Corporate and investment banking [member] | Non-performing loans by forbearance [member]
Disclosure Of Forbearance [line items]
Loans forbearance		£ 347
Corporate and investment banking [member] | Performing [member]
Disclosure Of Forbearance [line items]
Loans forbearance		7
Corporate and investment banking [member] | Stage 2 [member]
Disclosure Of Forbearance [line items]
Loans forbearance	£ 42
Corporate and investment banking [member] | Stage 3 [member]
Disclosure Of Forbearance [line items]
Loans forbearance	26
Corporate centre [member]
Disclosure Of Forbearance [line items]
- Interest-only	8	14
- Other payment rescheduling	10	13
Loans forbearance	£ 18	£ 27
Proportion of portfolio	2.10%	2.60%
Corporate centre [member] | Non-performing loans by forbearance [member]
Disclosure Of Forbearance [line items]
Loans forbearance		£ 11
Corporate centre [member] | Performing [member]
Disclosure Of Forbearance [line items]
Loans forbearance		£ 16
Corporate centre [member] | Stage 1 [member]
Disclosure Of Forbearance [line items]
Loans forbearance	£ 3
Corporate centre [member] | Stage 2 [member]
Disclosure Of Forbearance [line items]
Loans forbearance	8
Corporate centre [member] | Stage 3 [member]
Disclosure Of Forbearance [line items]
Loans forbearance	£ 7